Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill.
Goodwill	¥ 115,414		¥ 115,414
Less: impairment	(69,853)		(69,853)
Goodwill, net	¥ 45,561	$ 6,417	¥ 45,561